Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Income Tax [Line Items]
Loss before income taxes	$ (19,467)	$ (24,473)
Statutory tax rate	26.00%	26.00%
Income tax recovery at Canadian statutory income tax rates	$ (5,061)	$ (6,363)
Change in valuation allowance	4,197	4,290
Permanent differences	343	447
Tax rate differences	450	291
Foreign exchange and other differences	223	1,324
Income tax expense (recovery)	$ 152	$ (11)